Accounts receivable	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Exascale Labs Inc. [Member]
Accounts receivable

6. Accounts receivable

Accounts receivable consisted of the following:

	As of June 30, 2025	As of March 31, 2026
Accounts receivable	$152,536	$1,830,105
Less: allowance for credit losses	-	-
Accounts receivable, net	$152,536	$1,830,105

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for credit losses for expected losses over the life of the accounts receivable using the current expected credit loss methodology. The Company determines the allowance based on historical loss experience, current conditions, and reasonable and supportable forecasts. As of June 30, 2025 and March 31, 2026, there was no allowance for expected credit losses.

5. Accounts receivable

Accounts receivable consisted of the following:

	As of June 30,
	2024	2025
Accounts receivable	$123,332	$152,536
Less: allowance for credit losses	-	-
Accounts receivable, net	$123,332	$152,536

Accounts Receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for credit losses for expected losses over the life of the accounts receivable using the current expected credit loss methodology. The Company determines the allowance based on historical loss experience, current conditions, and reasonable and supportable forecasts. As of June 30, 2024 and 2025, there was no allowance for expected credit losses.